Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Operating activities
Net loss	$ (1,012,978)	$ (1,245,393)	$ (2,832,864)
Items not affecting cash:
Amortization of property and equipment	28,033	27,735	3,175
Amortization of patents	8,000	8,123	152,962
Impairment of patents	0	0	223,143
Accretion expense	1,169,921	1,099,818	1,517,436
Accrued interest on convertible debentures	408,543	285,679	164,243
Convertible debenture interest converted	196,964	21,160	63,409
(Gain) loss on conversion of convertible debentures	(9,506)	96,484	101,919
Gain on revaluation of derivative liabilities	(2,547,192)	(771,920)	(343,436)
Loss (gain) on extinguishment of convertible debentures	1,018,928	(127,409)	(646)
Shares issued for financing costs	0	7,500	21,000
Stock-based compensation	360,044	0	0
Statute barred payables	(422,982)	0	0
Loss on disposal of property and equipment	475	0	5,000
Foreign exchange (gain) loss	421,462	78,004	(136,606)
Adjustments for increase (decrease) in other operating payables	(380,288)	(520,219)	(1,061,265)
Net changes in non-cash working capital:
Decrease in development costs receivable	0	0	81,841
Decrease (increase) in prepaid expenses and other receivables	1,414	(10,670)	1,980
Decrease in trade payables and other liabilities	(383,892)	(229,683)	(4,993)
Cash flows used in operating activities	(762,766)	(760,572)	(982,437)
Investing activity
Purchase of property and equipment	(5,271)	0	0
Cash flows used in investing activity	(5,271)	0	0
Financing activities
Repayment of lease liability	(27,282)	(11,423)	0
Proceeds from long-term debt	17,974	30,269	0
Private placements of shares for cash	840,564	425,789	212,968
Proceeds from issuance of convertible debentures	510,000	612,279	780,891
Repayments of convertible debentures	(593,301)	(150,920)	(172,198)
Cash flows provided by financing activities	747,955	905,995	821,661
Net change in cash	(20,082)	145,423	(160,776)
Cash - beginning of year	191,479	46,056	206,832
Cash - end of year	171,397	191,479	46,056
Supplemental cash flow information
Interest paid (classified in operating activities)	87,266	155,690	353,214
Interest paid on non-convertible debt	11,785	8,081	0
Interest paid on lease liability	9,160	14,081	0
Carrying amount of convertible debentures converted into common shares	521,136	762,847	1,636,825
Shares issued on settlement of accounts payable	$ 0	$ 24,826	$ 0